NOTE 13: SECURED LOAN PAYABLE	12 Months Ended
Dec. 31, 2019
Note 13 Secured Loan Payable
SECURED LOAN PAYABLE

On June 12, 2015, the Company, through its wholly owned subsidiary EHC, acquired all of the assets of Presto in consideration for the assumption by the Company of Presto’s liability to Bayview Equities Ltd (the “Secured Party”) in the amount of $550,000 plus accrued interest of $35,893. The liability is secured by a grant to the Secured Party of a security interest in all the assets of EHC. The liability bears interest at 6% per annum and is due upon demand.

	As at December 31,
	2019	2018	2017
Balance, beginning of period	$717,460	$676,849	$638,537
Interest	44,251	40,611	38,312
Balance, end of period	$761,711	$717,460	$676,849